15. SUBSEQUENT EVENTS	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

 On April, 10, 2014 trading in the Company’s commons stock resumed in the grey market, following the suspension of trading on March 27, 2014 by the SEC.  As of the date hereof, quotation of the Company’s common stock on the OTC Bulletin Board has not resumed.

 On April 21, 2014 the Company entered into a lease agreement as a tenant with a third party landlord to lease warehouse space for general corporate purposes for a period effective April 21, 2014 through April 30, 2017.  The total payments called for during the lease period are $38,965 for rent payments.  The lease is considered a “gross lease” and payments include estimated charges for property taxes, property insurance, and common area maintenance.  The Company will be responsible for utilities under the terms of the agreement.

 On May 15, 2014 the Company filed a form 10Q in respect of the three months ended March 31, 2014.On May 20, 2014 the Company filed a form 8k disclosing that the form 10Q filed in in respect of the three months ended March 31, 2014 had been filed without the consent of its independent public accountant who had not completed their review of the interim consolidated financial statements included in the quarterly report on Form 10-Q using professional standards and procedures conducted for such reviews, as established by generally accepted auditing standards.

 In accordance with ASC 855, Subsequent Events, the Company has evaluated events that occurred subsequent to the balance sheet date through June 6, 2014, the date of available issuance of these unaudited financial statements. The Company determined that other than as disclosed above, there were no material reportable subsequent events to be disclosed.

On January 5, 2014, we acquired 1,750,000 shares of our common stock for no consideration and returned these shares to the status of authorized but unissued shares.

On January 21, 2014 we signed an agreement with Full Circle Capital Corporation, a closed-end investment company.  The agreement provides that Full Circle will initially provide $7.5 million to us in the form of Senior Secured Convertible Notes, subject to certain conditions.  We can borrow an additional $22.5 million with the mutual agreement of us and Full Circle.

At least 95% of the loan proceeds will be used to acquire properties which we will lease to licensed marijuana growers.

   Full Circle will provide us with the $7.5 million when:

●	Full Circle agrees on the location of property to be purchased;
●	The property’s appraised value is satisfactory to Full Circle;
●	A Phase I environmental inspection is completed to the satisfaction of Full Circle; and
●	We are able to provide a first priority lien on the property to Full Circle.

We can borrow an additional $22.5 million on terms acceptable to us and Full Circle.

The six-year loan will be secured by real estate acquired with the loan proceeds and will require interest-only payments at a rate of 12% per year.

The initial loan can, at any time, be converted into shares of our common stock at a conversion price of $5.00 per share.  It is contemplated that further advances will be convertible at 110% of the market price of our stock on the day of advance, or the ten-day volume-weighted average price prior to the day of advance, whichever is lower.

The funding of the loan is subject to the execution of additional documents between the parties.

Full Circle also purchased, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of our common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share. Of the $500,000 proceeds from the warrant being issued to Full Circle Capital Corporation, $100,000 was retained by Full Circle Capital Corporation to cover legal and deal related expenses of future financing transactions.

On January 29, 2014, the Company sold $1,605,000 worth of 12% convertible notes, convertible at $5 per share.  These notes mature on October 31, 2018.  The note holder may convert at any time and the Company has the right to force conversion any time after December 31, 2015 provided the stock price trades above $10 per share for 20 consecutive trading days.

Except for our agreement with Full Circle, we do not have any commitments or arrangements from any person to provide us with any additional capital.  We may not be successful in raising the capital we will need.

On March 27, 2014 the SEC issued a trading halt order on our stock, and issued a statement that they were investigating affiliated shareholders that may have made illegal sales of stock.  The order was not directed at the management of the Company and is considered a private investigation.  The stock began trading again unlisted on the OTC on April 10, 2014.

On April 4, 2014, the Company entered into a three year lease agreement to lease 3,000 square feet for an average annual rate of $24,000, paid monthly.

The Company has evaluated all subsequent events through the date these financial statements were issued. Other than those set out above, there have been no subsequent events after December 31,